Investment in Films and Television Programs - Summary of direct operating expense on the combined statements of operations (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Impairment In Investment In Films And Television Programs [Line Items]
Motion Picture	$ 34.6	$ 6.2	$ 1.2
Television Production	8.4	4.6	34.9
Impairments Not Included In Segment Operating Results	12.8	0.0	0.0
Impairment Cost	$ 55.8	$ 10.8	$ 36.1